CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,355,125)	$ (3,856,747)	$ (19,642,667)
Noncash item:
Goodwill impairment			19,425,346
Non-Controlling Interest	$ 16,049	$ 15,389	19,966
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	4,793	66,668	$ 3,452
Stock based compensation	485,912	2,692,960
Changes in assets and liabilities:
Decrease/(Increase) in Prepayment	(29,414)	14,751	$ (13,675)
Decrease/(Increase) in Deferred Charges	72,786	47,914	(524,080)
Decrease/(Increase) in Accounts Receivable	178	162,099	(53,557)
Decrease/(Increase) in Loan Receivable	1,016	(1,016)	1,574,654
(Decrease) Increase in Accounts Payable and Accruals Liabilities	107,796	154,532	208,244
(Decrease) Increase in Accrued Interest on Notes Payable	48,290	67,977	47,004
Decrease/(Increase) in Deposit	$ 929	$ (551)	$ (9,735)
Machinery & Equipment written off
NET CASH USED IN OPERATING ACTIVITIES	$ (646,790)	$ (636,024)	$ 1,034,952
CASH FLOWS FROM INVESTING ACTIVITIES
(Purchase)/Sale of Machinery and Equipment	(307)	(14,291)	(20,518)
NET CASH USED IN INVESTING ACTIVITIES	$ (307)	$ (14,291)	$ (20,518)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance/(Cancellation) of Common Stock
Additional Paid-In Capital		$ (79,029)	$ 327,844
Issuance (repayment) of Notes Payable, net	$ 276,349	318,923	(101,299)
NET CASH PROVIDED BY FINANCING ACTIVITIES	276,349	239,894	226,545
Effect of exchange rate changes on cash and cash equivalents	(123,278)	5,521	4,663
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(494,026)	(404,900)	1,245,642
CASH and cash equivalents, beginning of year	845,084	1,249,984	4,342
CASH and cash equivalents, end of year	$ 351,058	$ 845,084	$ 1,249,984
SUPPLEMENTARY DISCLOSURE:
Income Tax Paid
Interest Paid			$ 13,175
SUPPLEMENTARY NON-CASH ITEM DISCLOSURE:
Written off of stock acquisition goodwill			$ 19,425,346